Investments (excluding Consolidated Investment Entities) - Fixed Maturities and Equity Securities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Embedded Derivatives	$ 204.1	[1]	$ 227.4	[1]	$ 243.1
OTTI	163.1	[2]	174.0	[2]	226.1
Securities pledged, Amortized Cost	1,656.7		1,470.0		2,068.7
Securities pledged, Gross Unrealized Capital Losses	1,774.7		1,605.5		2,253.5
Total equity securities, Amortized Cost	246.5		297.9		320.6
Total fixed maturities and equity securities, Amortized Cost	66,391.9		66,024.6		65,131.4
Gross Unrealized Capital Gains	7,245.9		8,059.3		6,313.7
Gross Unrealized Capital Losses	260.9		289.6		918.5
Fair Value	73,581.0		74,021.7		70,769.7
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	5,186.3		5,194.3		5,283.8
Fixed maturities, Gross Unrealized Capital Gains	575.2		691.2		688.7
Fixed maturities, Gross Unrealized Capital Losses	4.0		1.8		0
Embedded Derivatives	0	[1]	0	[1]	0
Fixed maturities, including securities pledged	5,757.5		5,883.7		5,972.5
OTTI	0	[2]	0	[2]	0
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	642.0		645.4		643.1
Fixed maturities, Gross Unrealized Capital Gains	67.5		78.8		84.7
Fixed maturities, Gross Unrealized Capital Losses	0		0		0
Embedded Derivatives	0	[1]	0	[1]	0
Fixed maturities, including securities pledged	709.5		724.2		727.8
OTTI	0	[2]	0	[2]	0
State, municipalities and political subdivisions
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	288.6		320.2		375.1
Fixed maturities, Gross Unrealized Capital Gains	29.2		32.6		21.2
Fixed maturities, Gross Unrealized Capital Losses	0		0		2.4
Embedded Derivatives	0	[1]	0	[1]	0
Fixed maturities, including securities pledged	317.8		352.8		393.9
OTTI	0	[2]	0	[2]	0
U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	34,082.4		32,986.1		30,486.5
Fixed maturities, Gross Unrealized Capital Gains	3,770.8		4,226.6		3,095.6
Fixed maturities, Gross Unrealized Capital Losses	93.3		48.8		109.0
Embedded Derivatives	0	[1]	0	[1]	0
Fixed maturities, including securities pledged	37,759.9		37,163.9		33,473.1
OTTI	13.0	[2]	13.4	[2]	0
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	14,673.2	[3]	14,391.2	[3]	14,041.9
Fixed maturities, Gross Unrealized Capital Gains	1,487.2	[3]	1,652.6	[3]	1,170.9
Fixed maturities, Gross Unrealized Capital Losses	50.4	[3]	59.3	[3]	145.4
Embedded Derivatives	0	[1],[3]	0	[1],[3]	0
Fixed maturities, including securities pledged	16,110.0	[3]	15,984.5	[3]	15,067.4
OTTI	0	[2],[3]	0	[2],[3]	0.1
Foreign securities government
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,072.1	[3]	1,069.4	[3]	834.9
Fixed maturities, Gross Unrealized Capital Gains	93.3	[3]	125.2	[3]	92.9
Fixed maturities, Gross Unrealized Capital Losses	9.3	[3]	4.6	[3]	9.9
Embedded Derivatives	0	[1],[3]	0	[1],[3]	0
Fixed maturities, including securities pledged	1,156.1	[3]	1,190.0	[3]	917.9
OTTI	0	[2],[3]	0	[2],[3]	0
Foreign securities other
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	13,601.1	[3]	13,321.8	[3]	13,207.0
Fixed maturities, Gross Unrealized Capital Gains	1,393.9	[3]	1,527.4	[3]	1,078.0
Fixed maturities, Gross Unrealized Capital Losses	41.1	[3]	54.7	[3]	135.5
Embedded Derivatives	0	[1],[3]	0	[1],[3]	0
Fixed maturities, including securities pledged	14,953.9	[3]	14,794.5	[3]	14,149.5
OTTI	0	[2],[3]	0	[2],[3]	0.1
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	6,431.1		6,684.2		7,935.0
Fixed maturities, Gross Unrealized Capital Gains	773.6		831.9		1,093.6
Fixed maturities, Gross Unrealized Capital Losses	63.9		86.7		240.8
Embedded Derivatives	212.1	[1]	237.6	[1]	260.3
Fixed maturities, including securities pledged	7,352.9		7,667.0		9,048.1
OTTI	131.5	[2]	140.8	[2]	199.3
Residential mortgage-backed securities, Agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	4,941.3		5,071.6		5,754.8
Fixed maturities, Gross Unrealized Capital Gains	578.7		633.3		865.4
Fixed maturities, Gross Unrealized Capital Losses	17.0		14.8		11.9
Embedded Derivatives	138.0	[1]	156.0	[1]	182.2
Fixed maturities, including securities pledged	5,641.0		5,846.1		6,790.5
OTTI	1.1	[2]	1.2	[2]	1.7
Residential mortgage-backed securities, Non-Agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	1,489.8		1,612.6		2,180.2
Fixed maturities, Gross Unrealized Capital Gains	194.9		198.6		228.2
Fixed maturities, Gross Unrealized Capital Losses	46.9		71.9		228.9
Embedded Derivatives	74.1	[1]	81.6	[1]	78.1
Fixed maturities, including securities pledged	1,711.9		1,820.9		2,257.6
OTTI	130.4	[2]	139.6	[2]	197.6
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	4,301.4		4,438.9		5,387.1
Fixed maturities, Gross Unrealized Capital Gains	515.8		513.6		247.5
Fixed maturities, Gross Unrealized Capital Losses	4.0		6.1		149.2
Embedded Derivatives	0	[1]	0	[1]	0
Fixed maturities, including securities pledged	4,813.2		4,946.4		5,485.4
OTTI	4.4	[2]	4.4	[2]	6.3
Gross Unrealized Capital Losses	4.0		6.1		149.2
Fair Value	4,800.0		4,900.0		5,500.0
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	2,197.1		2,536.4		2,727.0
Fixed maturities, Gross Unrealized Capital Gains	116.7		128.4		62.1
Fixed maturities, Gross Unrealized Capital Losses	53.2		90.0		270.7
Embedded Derivatives	(8.0)	[1]	(10.2)	[1]	(17.2)
Fixed maturities, including securities pledged	2,252.6		2,564.6		2,501.2
OTTI	14.2	[2]	15.4	[2]	20.4
Gross Unrealized Capital Losses	1.9		1.8		1.3
Fair Value	1,400.0		1,600.0		1,500.0
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Fixed maturities, including securities pledged, Amortized Cost	67,802.1		67,196.7		66,879.5
Fixed maturities, Gross Unrealized Capital Gains	7,336.0		8,155.7		6,464.3
Fixed maturities, Gross Unrealized Capital Losses	268.8		292.7		917.5
Embedded Derivatives	204.1	[1]	227.4	[1]	243.1
Fixed maturities, including securities pledged	75,073.4		75,287.1		72,669.4
OTTI	163.1	[2]	174.0	[2]	226.1
Securities pledged, Amortized Cost	1,656.7		1,470.0		2,068.7
Securities pledged, Gross Unrealized Capital Gains	126.1		139.6		189.4
Securities pledged, Gross Unrealized Capital Losses	8.1		4.1		4.6
Securities pledged, Gross Unrealized Capital Losses	1,774.7		1,605.5		2,253.5
Total fixed maturities, less securities pledged, Amortized Cost	66,145.4		65,726.7		64,810.8
Total fixed maturities, less securities pledged, Gross Unrealized Capital Gains	7,209.9		8,016.1		6,274.9
Total fixed maturities, less securities pledged, Gross Unrealized Capital Losses	260.7		288.6		912.9
Total fixed maturities, less securities pledged, Fair Value	73,298.7		73,681.6		70,415.9
Common stock
Available-for-sale Securities, Including Securities Pledged [Line Items]
Embedded Derivatives	0	[1]	0	[1]	0
OTTI	0	[2]	0	[2]	0
Total equity securities, Amortized Cost	192.6		194.4		222.1
Gross Unrealized Capital Gains	0.3		13.2		14.7
Gross Unrealized Capital Losses	0.2		1.0		5.6
Fair Value	192.7		206.6		231.2
Preferred stock
Available-for-sale Securities, Including Securities Pledged [Line Items]
Embedded Derivatives	0	[1]	0	[1]	0
OTTI	0	[2]	0	[2]	0
Total equity securities, Amortized Cost	53.9		103.5		98.5
Gross Unrealized Capital Gains	35.7		30.0		24.1
Gross Unrealized Capital Losses	0		0		0
Fair Value	89.6		133.5		122.6
Equity securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Embedded Derivatives	0	[1]	0	[1]	0
OTTI	0	[2]	0	[2]	0
Total equity securities, Amortized Cost	246.5		297.9		320.6
Gross Unrealized Capital Gains	36.0		43.2		38.8
Gross Unrealized Capital Losses	0.2		1.0		5.6
Fair Value	$ 282.3		$ 340.1		$ 353.8

[1]	Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
[2]	Represents OTTI reported as a component of Other comprehensive income.
[3]	Primarily U.S. dollar denominated.